5. CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2015
Convertible notes payable

Convertible Notes Payable consisted of the following at March 31, 2015:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Non-Current Portion:
November 2014 10% Convertible Notes	527,780	(372,551)	155,229	21,258
Total – Convertible Notes Payable – Non-Current Portion	527,780	(372,551)	155,229	21,258
Total Convertible Notes Payable	$527,780	$(372,551)	$155,229	$21,258

Convertible Notes Payable consisted of the following at March 31, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Current Portion:
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$575,250
2008 10% Convertible Notes, past due	25,000	–	25,000	19,167
October & November 2009 10% Convertible Notes	50,000	–	50,000	26,097
April 2010 10% Convertible Note	75,000	–	75,000	31,438
July and August 2011 10% Convertible Notes, past due	257,655	–	257,655	90,256
Law Firm Note	75,000	–	75,000	7,604
Total – Convertible Notes Payable – Current Portion	1,367,655	–	1,367,655	749,812

Convertible Notes Payable – Non-Current Portion:
September 2010 12% Convertible Notes	317,072	–	317,072	35,034
April 2011 12% Convertible Notes	448,448	–	448,448	12,117
September 2011 12% Convertible Notes	10,931	–	10,931	–
Total – Convertible Notes Payable – Non-Current Portion	776,451	–	776,451	47,151
Total Convertible Notes Payable	$2,144,106	$–	$2,144,106	$796,963

October and November 2009 10% Convertible Notes
Activity in Convertible Notes
Activity in October & November 2009 10% Convertible Notes
Initial principal balance	$450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)
Conversions during the fiscal year ended March 31, 2014	–
Conversions into equity unit structure during the fiscal year ended March 31, 2015	(50,000)
Balance as of March 31, 2015	$–

September 2010 10% Convertible Notes
Activity in Convertible Notes
Activity in the September 2010 10% Convertible Notes
Initial principal balance	$743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)
Increase in principal balance due to 12% extension fee	33,972
Conversions during the fiscal year ended March 31, 2015	(317,072)
Balance as of March 31, 2015	$–

April 2011 12% Convertible Notes
Activity in Convertible Notes
Activity in the April 2011 12% Convertible Notes
Initial principal balance	$400,400
Increase in principal balance due to extension fee	48,048
Conversions during the fiscal year ended March 31, 2015	(448,448)
Balance as of March 31, 2015	$–

September 2011 Convertible Notes
Activity in Convertible Notes
Activity in the September 2011 Convertible Notes
Initial principal balance	$253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)
Increase in principal balance due to extension fee	1,171
Conversions during the fiscal year ended March 31, 2015	(10,931)
Balance as of March 31, 2015	$–